EQUITY (Details Narrative) - $ / shares	1 Months Ended	3 Months Ended
	Feb. 28, 2019	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares outstanding			87,777,553	87,187,289
Preferred shares issued			0	0
Preferred shares outstanding			0	0
Forecast [Member] | Sahara Petroleum Services Company [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares issuance		2,237,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares issuance	1,300,214
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares outstanding			87,495,221
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants			22,921,700
Ordinary share price per shares			$ 5.75
Warrants expire date			Jun. 06, 2023
Private Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants			12,618,680
Ordinary share price per shares			$ 5.75
Warrants expire date			Jun. 06, 2023